Revenues - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,948	$ 11,934
Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,412	12,453
Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	464	519
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,419	2,469
Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,419	2,469
Copper | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,700	2,968
Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,164	3,487
Zinc | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	464	519
Steelmaking Coal
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,375	5,522
Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,375	5,522
Steelmaking Coal | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Energy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454	975
Energy | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,119	2,158
Copper | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,119	2,158
Copper | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Copper | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,251	2,529
Zinc | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	189	163
Zinc | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,062	2,366
Zinc | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,375	5,522
Steelmaking coal | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Steelmaking coal | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,375	5,522
Steelmaking coal | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Blended bitumen | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454	975
Blended bitumen | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Blended bitumen | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		$ 0
Blended bitumen | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Blended bitumen | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454	975
Silver | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	467	400
Silver | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35	24
Silver | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	432	376
Silver | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Silver | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Lead | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	361	400
Lead | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	5
Lead | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	356	395
Lead | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Lead | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Other | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	385	469
Other | Copper | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	71	119
Other | Zinc | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	314	350
Other | Steelmaking Coal | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Other | Energy | Segment revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 0	$ 0